Segment Reporting (Details) - Schedule of operating segments - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Revenue	$ 3,600,297	$ 6,430,516	$ 10,230,135	$ 18,526,850	$ 6,568,263
Commissions and fees			1,845,994	3,355,205	5,471,602
Compensation and benefits			3,802,793	2,430,636	1,639,288
Occupancy	347,660	323,224	683,160	591,936	548,331
Communication and technology	947,292	469,662	1,454,050	823,433	588,353
General and administrative	630,059	292,788	2,264,318	692,648	539,773
Professional fees	990,011	153,853	1,565,834	761,238	227,998
Service fees	2,474,122	231,785	833,864	384,840	53,592
Interest	942,264	79,343	183,157	731,812	118
Depreciation	279,680	21,992	40,556	52,852	32,743
Marketing	553,758	199,948	651,324	55,378	195,933
Payment service charge	292,630		245,030	355,585
Other operating expenses			11,464	10,463	15,406
Total operating expenses	11,269,402	4,053,318	13,581,544	10,246,026	9,313,137
Income (loss) from operations	(7,669,105)	2,377,198	(3,351,409)	8,280,824	(2,744,874)
Total segment assets	$ 86,517,677	$ 15,070,603	22,906,069	13,418,348	15,672,761
Futures and securities brokerage services [Member]
Segment Reporting Information [Line Items]
Revenue			2,029,669	2,215,867	2,066,354
Commissions and fees			1,316,800	1,526,852	1,293,577
Compensation and benefits			1,110,192	1,154,378	882,887
Occupancy				202,467	420,732
Communication and technology			455,323	469,818	505,152
General and administrative			55,028	72,403	85,208
Professional fees			26,690	7,369	21,081
Service fees
Interest
Depreciation			13,000	26,845	26,487
Marketing			222	2,608	8,736
Payment service charge
Other operating expenses				5,739	3,063
Total operating expenses			2,977,255	3,468,479	3,246,923
Income (loss) from operations			(947,586)	(1,252,612)	(1,180,569)
Total segment assets			4,624,325	4,823,056	12,243,072
Insurance brokerage services [Member]
Segment Reporting Information [Line Items]
Revenue			959,299	2,648,141	5,378,679
Commissions and fees			413,351	1,506,223	4,157,668
Compensation and benefits			256,529	334,964	363,523
Occupancy			277,414	198,637	1,021
Communication and technology			5,160	7,269	4,596
General and administrative			48,210	69,765	93,880
Professional fees			16,813	702	28,710
Service fees
Interest
Depreciation			4,128	4,087	4,086
Marketing			222		185,019
Payment service charge
Other operating expenses					1,359
Total operating expenses			1,021,827	2,121,647	4,839,862
Income (loss) from operations			(62,528)	526,494	538,817
Total segment assets			213,495	352,377	370,114
Market making (CFD) trading and other [Member]
Segment Reporting Information [Line Items]
Revenue			7,034,447	12,843,574
Commissions and fees			115,843	322,130
Compensation and benefits
Occupancy			6,600	1,200
Communication and technology			643,630	343,556
General and administrative			243,172	140,598
Professional fees			278,719	118,929
Service fees			314,342	119,711
Interest			52,240
Depreciation
Marketing			166,013	51,714
Payment service charge			245,030	355,585
Other operating expenses
Total operating expenses			2,065,589	1,453,423
Income (loss) from operations			4,968,858	11,390,151
Total segment assets			14,636,139	5,307,525
Other [Member]
Segment Reporting Information [Line Items]
Revenue			206,720	819,268	(876,770)
Commissions and fees					20,357
Compensation and benefits			2,436,072	941,294	392,878
Occupancy			399,146	189,632	126,578
Communication and technology			349,937	2,790	78,605
General and administrative			1,917,908	409,882	360,685
Professional fees			1,243,612	634,238	178,207
Service fees			519,522	265,129	53,592
Interest			130,917	731,812	118
Depreciation			23,428	21,920	2,170
Marketing			484,867	1,056	2,178
Payment service charge
Other operating expenses			11,464	4,724	10,984
Total operating expenses			7,516,873	3,202,477	1,226,352
Income (loss) from operations			(7,310,153)	(2,383,209)	(2,103,122)
Total segment assets			$ 3,432,110	$ 2,935,390	$ 3,059,575